UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH S&P 500

INDEX FUND

FORM N-Q

JUNE 30, 2010

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited)	June 30, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.8%
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.2%
Goodyear Tire & Rubber Co.	5,647	$56,131	*
Johnson Controls Inc.	15,472	415,733

Total Auto Components		471,864

Automobiles - 0.4%
Ford Motor Co.	78,885	795,161	*
Harley-Davidson Inc.	5,405	120,153

Total Automobiles		915,314

Distributors - 0.1%
Genuine Parts Co.	3,662	144,466

Diversified Consumer Services - 0.2%
Apollo Group Inc., Class A Shares	2,916	123,842	*
DeVry Inc.	1,446	75,901
H&R Block Inc.	7,516	117,926

Total Diversified Consumer Services		317,669

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	9,976	301,674
Darden Restaurants Inc.	3,248	126,185
International Game Technology	6,876	107,953
Marriott International Inc., Class A Shares	5,960	178,442
McDonald’s Corp.	24,810	1,634,235
Starbucks Corp.	17,241	418,956
Starwood Hotels & Resorts Worldwide Inc.	4,360	180,635
Wyndham Worldwide Corp.	4,167	83,923
Wynn Resorts Ltd.	1,587	121,041
Yum! Brands Inc.	10,766	420,305

Total Hotels, Restaurants & Leisure		3,573,349

Household Durables - 0.4%
D.R. Horton Inc.	6,314	62,066
Fortune Brands Inc.	3,506	137,365
Harman International Industries Inc.	1,593	47,615	*
Leggett & Platt Inc.	3,417	68,545
Lennar Corp., Class A Shares	3,692	51,356
Newell Rubbermaid Inc.	6,422	94,018
Pulte Homes Inc.	7,324	60,643	*
Stanley Black & Decker Inc.	3,701	186,974
Whirlpool Corp.	1,718	150,875

Total Household Durables		859,457

Internet & Catalog Retail - 0.5%
Amazon.com Inc.	7,921	865,448	*
Expedia Inc.	4,825	90,614
Priceline.com Inc.	1,084	191,369	*

Total Internet & Catalog Retail		1,147,431

Leisure Equipment & Products - 0.2%
Eastman Kodak Co.	6,255	27,147	*
Hasbro Inc.	3,025	124,327
Mattel Inc.	8,369	177,088

Total Leisure Equipment & Products		328,562

Media - 3.0%
CBS Corp., Class B Shares	15,578	201,423
Comcast Corp., Class A Shares	65,293	1,134,139
DIRECTV, Class A Shares	20,851	707,266	*
Discovery Communications Inc., Class A Shares	6,590	235,329	*
Gannett Co. Inc.	5,539	74,555
Interpublic Group of Cos. Inc.	11,385	81,175	*
McGraw-Hill Cos. Inc.	7,283	204,944
Meredith Corp.	843	26,243
New York Times Co., Class A Shares	2,678	23,165	*
News Corp., Class A Shares	51,324	613,835
Omnicom Group Inc.	7,057	242,055
Scripps Networks Interactive, Class A Shares	2,053	82,818

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY	SHARES	VALUE
Media - continued
Time Warner Cable Inc.	8,184	$426,223
Time Warner Inc.	26,247	758,801
Viacom Inc., Class B Shares	14,023	439,901
Walt Disney Co.	45,066	1,419,579
Washington Post Co., Class B Shares	141	57,878

Total Media		6,729,329

Multiline Retail - 0.8%
Big Lots Inc.	1,860	59,687	*
Family Dollar Stores Inc.	3,114	117,367
J.C. Penney Co. Inc.	5,439	116,830
Kohl’s Corp.	7,126	338,485	*
Macy’s Inc.	9,715	173,898
Nordstrom Inc.	3,848	123,867
Sears Holdings Corp.	1,107	71,568	*
Target Corp.	16,941	832,989

Total Multiline Retail		1,834,691

Specialty Retail - 2.0%
Abercrombie & Fitch Co., Class A Shares	2,047	62,822
AutoNation Inc.	2,069	40,346	*
AutoZone Inc.	678	131,003	*
Bed Bath & Beyond Inc.	6,228	230,934	*
Best Buy Co. Inc.	7,997	270,778
CarMax Inc.	5,141	102,306	*
GameStop Corp., Class A Shares	3,521	66,160	*
Gap Inc.	10,444	203,240
Home Depot Inc.	38,943	1,093,130
Limited Brands Inc.	6,231	137,518
Lowe’s Cos. Inc.	33,090	675,698
O’Reilly Automotive Inc.	3,183	151,384	*
Office Depot Inc.	6,347	25,642	*
RadioShack Corp.	2,894	56,462
Ross Stores Inc.	2,827	150,651
Sherwin-Williams Co.	2,132	147,513
Staples Inc.	16,869	321,354
Tiffany & Co.	2,965	112,403
TJX Cos. Inc.	9,488	398,022
Urban Outfitters Inc.	3,041	104,580	*

Total Specialty Retail		4,481,946

Textiles, Apparel & Luxury Goods - 0.5%
Coach Inc.	7,030	256,947
NIKE Inc., Class B Shares	8,991	607,342
Polo Ralph Lauren Corp.	1,516	110,607
V.F. Corp.	2,036	144,922

Total Textiles, Apparel & Luxury Goods		1,119,818

TOTAL CONSUMER DISCRETIONARY		21,923,896

CONSUMER STAPLES - 11.1%
Beverages - 2.6%
Brown-Forman Corp., Class B Shares	2,483	142,102
Coca-Cola Co.	53,262	2,669,491
Coca-Cola Enterprises Inc.	7,405	191,493
Constellation Brands Inc., Class A Shares	4,406	68,822	*
Dr. Pepper Snapple Group Inc.	5,647	211,141
Molson Coors Brewing Co., Class B Shares	3,635	153,979
PepsiCo Inc.	37,142	2,263,805

Total Beverages		5,700,833

Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	10,138	555,867
CVS Caremark Corp.	31,358	919,417
Kroger Co.	14,580	287,080
Safeway Inc.	8,725	171,533
SUPERVALU Inc.	4,829	52,346
Sysco Corp.	13,712	391,752
Wal-Mart Stores Inc.	47,868	2,301,015

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY	SHARES	VALUE
Food & Staples Retailing - continued
Walgreen Co.	22,545	$601,951
Whole Foods Market Inc.	3,954	142,423	*

Total Food & Staples Retailing		5,423,384

Food Products - 1.9%
Archer-Daniels-Midland Co.	14,817	382,575
Campbell Soup Co.	4,289	153,675
ConAgra Foods Inc.	10,202	237,911
Dean Foods Co.	4,140	41,690	*
General Mills Inc.	15,212	540,330
H.J. Heinz Co.	7,245	313,129
Hershey Co.	3,834	183,764
Hormel Foods Corp.	1,588	64,282
J.M. Smucker Co.	2,805	168,917
Kellogg Co.	5,853	294,406
Kraft Foods Inc., Class A Shares	40,182	1,125,096
McCormick & Co. Inc., Non Voting Shares	3,037	115,284
Mead Johnson Nutrition Co., Class A Shares	4,761	238,621
Sara Lee Corp.	15,118	213,164
Tyson Foods Inc., Class A Shares	7,013	114,943

Total Food Products		4,187,787

Household Products - 2.5%
Clorox Co.	3,236	201,150
Colgate-Palmolive Co.	11,269	887,546
Kimberly-Clark Corp.	9,510	576,591
Procter & Gamble Co.	66,210	3,971,276

Total Household Products		5,636,563

Personal Products - 0.2%
Avon Products Inc.	9,816	260,124
Estee Lauder Cos. Inc., Class A Shares	2,748	153,146

Total Personal Products		413,270

Tobacco - 1.5%
Altria Group Inc.	47,956	961,038
Lorillard Inc.	3,567	256,753
Philip Morris International Inc.	42,672	1,956,085
Reynolds American Inc.	3,926	204,623

Total Tobacco		3,378,499

TOTAL CONSUMER STAPLES		24,740,336

ENERGY - 10.3%
Energy Equipment & Services - 1.6%
Baker Hughes Inc.	9,896	411,377
Cameron International Corp.	5,626	182,957	*
Diamond Offshore Drilling Inc.	1,605	99,815
FMC Technologies Inc.	2,803	147,606	*
Halliburton Co.	20,938	514,028
Helmerich & Payne Inc.	2,412	88,086
Nabors Industries Ltd.	6,605	116,380	*
National-Oilwell Varco Inc.	9,637	318,696
Rowan Cos. Inc.	2,668	58,536	*
Schlumberger Ltd.	27,486	1,521,075
Smith International Inc.	5,623	211,706

Total Energy Equipment & Services		3,670,262

Oil, Gas & Consumable Fuels - 8.7%
Anadarko Petroleum Corp.	11,434	412,653
Apache Corp.	7,826	658,871
Cabot Oil & Gas Corp.	2,329	72,944
Chesapeake Energy Corp.	14,970	313,622
Chevron Corp.	46,150	3,131,739
ConocoPhillips	34,368	1,687,125
CONSOL Energy Inc.	5,148	173,796
Denbury Resources Inc.	9,167	134,205	*
Devon Energy Corp.	10,298	627,354
El Paso Corp.	16,314	181,249

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - continued
EOG Resources Inc.	5,823	$572,809
Exxon Mobil Corp.	117,796	6,722,618
Hess Corp.	6,802	342,413
Marathon Oil Corp.	16,408	510,125
Massey Energy Co.	2,336	63,890
Murphy Oil Corp.	4,388	217,425
Noble Energy Inc.	4,000	241,320
Occidental Petroleum Corp.	18,840	1,453,506
Peabody Energy Corp.	6,202	242,684
Pioneer Natural Resources Co.	2,675	159,029
Range Resources Corp.	3,641	146,186
Southwestern Energy Co.	7,777	300,503	*
Spectra Energy Corp.	14,949	300,026
Sunoco Inc.	2,794	97,147
Tesoro Corp.	3,303	38,546
Valero Energy Corp.	12,950	232,841
Williams Cos. Inc.	13,613	248,846

Total Oil, Gas & Consumable Fuels		19,283,472

TOTAL ENERGY		22,953,734

FINANCIALS - 15.8%
Capital Markets - 2.3%
Ameriprise Financial Inc.	5,877	212,336
Bank of New York Mellon Corp.	28,045	692,431
Charles Schwab Corp.	22,730	322,311
E*TRADE Financial Corp.	4,652	54,987	*
Federated Investors Inc., Class B Shares	2,031	42,062
Franklin Resources Inc.	3,390	292,184
Goldman Sachs Group Inc.	12,009	1,576,422
Invesco Ltd.	10,874	183,009
Janus Capital Group Inc.	4,258	37,811
Legg Mason Inc.	3,792	106,290
Morgan Stanley	32,299	749,660
Northern Trust Corp.	5,542	258,811
State Street Corp.	11,499	388,896
T. Rowe Price Group Inc.	5,981	265,497

Total Capital Markets		5,182,707

Commercial Banks - 3.0%
BB&T Corp.	15,962	419,960
Comerica Inc.	4,172	153,655
Fifth Third Bancorp	18,382	225,915
First Horizon National Corp.	5,305	60,747	*
Huntington Bancshares Inc.	16,548	91,676
KeyCorp	20,405	156,914
M&T Bank Corp.	1,908	162,085
Marshall & Ilsley Corp.	12,342	88,616
PNC Financial Services Group Inc.	12,223	690,600
Regions Financial Corp.	27,485	180,851
SunTrust Banks Inc.	11,602	270,327
U.S. Bancorp	44,170	987,199
Wells Fargo & Co.	120,284	3,079,270
Zions Bancorporation	3,709	80,003

Total Commercial Banks		6,647,818

Consumer Finance - 0.8%
American Express Co.	27,649	1,097,665
Capital One Financial Corp.	10,579	426,334
Discover Financial Services	12,566	175,673
SLM Corp.	11,078	115,100	*

Total Consumer Finance		1,814,772

Diversified Financial Services - 4.4%
Bank of America Corp.	231,213	3,322,531
Citigroup Inc.	521,713	1,961,641	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY	SHARES	VALUE
Diversified Financial Services - continued
CME Group Inc.	1,506	$424,014
IntercontinentalExchange Inc.	1,693	191,360	*
JPMorgan Chase & Co.	91,679	3,356,368
Leucadia National Corp.	4,365	85,161	*
Moody’s Corp.	4,597	91,572
Nasdaq OMX Group Inc.	3,359	59,723	*
NYSE Euronext	6,044	166,996
Principal Financial Group Inc.	7,373	172,823

Total Diversified Financial Services		9,832,189

Insurance - 3.8%
AFLAC Inc.	10,976	468,346
Allstate Corp.	12,471	358,292
American International Group Inc.	3,101	106,798	*
Aon Corp.	6,228	231,183
Assurant Inc.	2,579	89,491
Berkshire Hathaway Inc., Class B Shares	38,144	3,039,695	*
Chubb Corp.	7,527	376,425
Cincinnati Financial Corp.	3,752	97,064
Genworth Financial Inc., Class A Shares	11,407	149,090	*
Hartford Financial Services Group Inc.	10,291	227,740
Lincoln National Corp.	6,977	169,471
Loews Corp.	8,115	270,311
Marsh & McLennan Cos. Inc.	12,382	279,214
MetLife Inc.	18,902	713,740
Progressive Corp.	15,530	290,722
Prudential Financial Inc.	10,791	579,045
Torchmark Corp.	1,903	94,218
Travelers Cos. Inc.	11,349	558,938
Unum Group	7,713	167,372
XL Group PLC	7,948	127,248

Total Insurance		8,394,403

Real Estate Investment Trusts (REITs) - 1.3%
Apartment Investment and Management Co., Class A Shares	2,685	52,008
AvalonBay Communities Inc.	1,904	177,776
Boston Properties Inc.	3,196	228,003
Equity Residential	6,522	271,576
HCP Inc.	6,484	209,109
Health Care REIT Inc.	2,824	118,947
Host Hotels & Resorts Inc.	15,218	205,139
Kimco Realty Corp.	9,317	125,221
Plum Creek Timber Co. Inc.	3,737	129,039
ProLogis	11,067	112,109
Public Storage Inc.	3,127	274,894
Simon Property Group Inc.	6,767	546,435
Ventas Inc.	3,596	168,832
Vornado Realty Trust	3,643	265,757

Total Real Estate Investment Trusts (REITs)		2,884,845

Real Estate Management & Development - 0.1%
CB Richard Ellis Group Inc., Class A Shares	6,116	83,239	*

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp Inc.	10,958	134,126
People’s United Financial Inc.	8,595	116,032

Total Thrifts & Mortgage Finance		250,158

TOTAL FINANCIALS		35,090,131

HEALTH CARE - 11.7%
Biotechnology - 1.4%
Amgen Inc.	22,024	1,158,463	*
Biogen Idec Inc.	6,268	297,417	*
Celgene Corp.	10,623	539,861	*
Cephalon Inc.	1,743	98,915	*
Genzyme Corp.	6,234	316,500	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY	SHARES	VALUE
Biotechnology - continued
Gilead Sciences Inc.	20,619	$706,819	*

Total Biotechnology		3,117,975

Health Care Equipment & Supplies - 2.0%
Baxter International Inc.	13,786	560,263
Becton, Dickinson & Co.	5,367	362,917
Boston Scientific Corp.	35,129	203,748	*
C.R. Bard Inc.	2,176	168,705
CareFusion Corp.	4,059	92,139	*
DENTSPLY International Inc.	3,366	100,677
Hospira Inc.	3,817	219,287	*
Intuitive Surgical Inc.	914	288,477	*
Medtronic Inc.	25,340	919,082
St. Jude Medical Inc.	7,503	270,783	*
Stryker Corp.	6,454	323,087
Thermo Fisher Scientific Inc.	9,467	464,356	*
Varian Medical Systems Inc.	2,865	149,782	*
Zimmer Holdings Inc.	4,671	252,468	*

Total Health Care Equipment & Supplies		4,375,771

Health Care Providers & Services - 2.1%
Aetna Inc.	9,687	255,543
AmerisourceBergen Corp.	6,473	205,518
Cardinal Health Inc.	8,271	277,988
CIGNA Corp.	6,353	197,324
Coventry Health Care Inc.	3,376	59,688	*
DaVita Inc.	2,400	149,856	*
Express Scripts Inc.	12,431	584,506	*
Humana Inc.	3,894	177,839	*
Laboratory Corporation of America Holdings	2,383	179,559	*
McKesson Corp.	6,216	417,467
Medco Health Solutions Inc.	10,452	575,696	*
Patterson Cos. Inc.	2,154	61,454
Quest Diagnostics Inc.	3,466	172,503
Tenet Healthcare Corp.	9,910	43,009	*
UnitedHealth Group Inc.	26,056	739,990
WellPoint Inc.	9,814	480,199	*

Total Health Care Providers & Services		4,578,139

Health Care Technology - 0.1%
Cerner Corp.	1,568	118,995	*

Life Sciences Tools & Services - 0.2%
Life Technologies Corp.	4,221	199,442	*
Millipore Corp.	1,291	137,685	*
PerkinElmer Inc.	2,708	55,974
Waters Corp.	2,122	137,294	*

Total Life Sciences Tools & Services		530,395

Pharmaceuticals - 5.9%
Abbott Laboratories	35,695	1,669,812
Allergan Inc.	7,087	412,889
Bristol-Myers Squibb Co.	39,244	978,745
Eli Lilly & Co.	23,526	788,121
Forest Laboratories Inc.	6,981	191,489	*
Johnson & Johnson	63,553	3,753,440
King Pharmaceuticals Inc.	5,732	43,506	*
Merck & Co. Inc.	71,881	2,513,678
Mylan Inc.	7,244	123,438	*
Pfizer Inc.	185,864	2,650,421
Watson Pharmaceuticals Inc.	2,460	99,802	*

Total Pharmaceuticals		13,225,341

TOTAL HEALTH CARE		25,946,616

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.1%
Boeing Co.	17,543	1,100,823
General Dynamics Corp.	8,935	523,234
Goodrich Corp.	2,893	191,661

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY	SHARES	VALUE
Aerospace & Defense - continued
Honeywell International Inc.	17,609	$687,279
L-3 Communications Holdings Inc.	2,625	185,955
Lockheed Martin Corp.	7,138	531,781
Northrop Grumman Corp.	6,957	378,739
Precision Castparts Corp.	3,264	335,931
Raytheon Co.	8,748	423,316
Rockwell Collins Inc.	3,636	193,181

Total Aerospace & Defense		4,551,900

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide Inc.	3,817	212,454
Expeditors International of Washington Inc.	4,913	169,548
FedEx Corp.	7,242	507,737
Ryder System Inc.	1,223	49,201
United Parcel Service Inc., Class B Shares	22,816	1,298,002

Total Air Freight & Logistics		2,236,942

Airlines - 0.1%
Southwest Airlines Co.	17,051	189,436

Building Products - 0.0%
Masco Corp.	8,364	89,997

Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	2,539	81,578
Cintas Corp.	3,039	72,845
Iron Mountain Inc.	4,170	93,658
Pitney Bowes Inc.	4,777	104,903
R.R. Donnelley & Sons Co.	4,775	78,167
Republic Services Inc.	7,484	222,499
Stericycle Inc.	1,967	128,996	*
Waste Management Inc.	11,155	349,040

Total Commercial Services & Supplies		1,131,686

Construction & Engineering - 0.2%
Fluor Corp.	4,143	176,077
Jacobs Engineering Group Inc.	2,875	104,765	*
Quanta Services Inc.	4,840	99,946	*

Total Construction & Engineering		380,788

Electrical Equipment - 0.5%
Emerson Electric Co.	17,385	759,551
Rockwell Automation Inc.	3,282	161,113
Roper Industries Inc.	2,162	120,985

Total Electrical Equipment		1,041,649

Industrial Conglomerates - 2.8%
3M Co.	16,303	1,287,774
General Electric Co.	238,812	3,443,669
Textron Inc.	6,332	107,454
United Technologies Corp.	21,614	1,402,965

Total Industrial Conglomerates		6,241,862

Machinery - 1.8%
Caterpillar Inc.	14,479	869,754
Cummins Inc.	4,640	302,203
Danaher Corp.	12,146	450,860
Deere & Co.	9,783	544,717
Dover Corp.	4,302	179,781
Eaton Corp.	3,860	252,598
Flowserve Corp.	1,295	109,816
Illinois Tool Works Inc.	8,876	366,401
ITT Industries Inc.	4,242	190,551
PACCAR Inc.	8,478	338,018
Pall Corp.	4,166	143,185
Parker Hannifin Corp.	3,708	205,646
Snap-on Inc.	1,332	54,492

Total Machinery		4,008,022

Professional Services - 0.1%
Dun & Bradstreet Corp.	1,162	77,993

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY	SHARES	VALUE
Professional Services - continued
Equifax Inc.	2,908	$81,599
Robert Half International Inc.	3,444	81,106

Total Professional Services		240,698

Road & Rail - 0.8%
CSX Corp.	8,939	443,643
Norfolk Southern Corp.	8,526	452,304
Union Pacific Corp.	11,629	808,332

Total Road & Rail		1,704,279

Trading Companies & Distributors - 0.1%
Fastenal Co.	3,032	152,176
W. W. Grainger Inc.	1,425	141,716

Total Trading Companies & Distributors		293,892

TOTAL INDUSTRIALS		22,111,151

INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 2.5%
Cisco Systems Inc.	131,600	2,804,396	*
Corning Inc.	35,511	573,503
Harris Corp.	2,993	124,658
JDS Uniphase Corp.	5,124	50,420	*
Juniper Networks Inc.	12,168	277,674	*
Motorola Inc.	53,269	347,314	*
QUALCOMM Inc.	37,861	1,243,355
Tellabs Inc.	8,957	57,235

Total Communications Equipment		5,478,555

Computers & Peripherals - 4.4%
Apple Inc.	20,967	5,273,829	*
Dell Inc.	39,632	477,962	*
EMC Corp.	47,374	866,944	*
Hewlett-Packard Co.	54,009	2,337,510
Lexmark International Inc., Class A Shares	1,822	60,181	*
NetApp Inc.	7,890	294,376	*
QLogic Corp.	2,588	43,013	*
SanDisk Corp.	5,272	221,793	*
Teradata Corp.	3,928	119,725	*
Western Digital Corp.	5,264	158,762	*

Total Computers & Peripherals		9,854,095

Electronic Equipment, Instruments & Components - 0.3%
Agilent Technologies Inc.	8,085	229,857	*
Amphenol Corp., Class A Shares	4,008	157,434
FLIR Systems Inc.	3,566	103,735	*
Jabil Circuit Inc.	4,469	59,438
Molex Inc.	3,151	57,474

Total Electronic Equipment, Instruments & Components		607,938

Internet Software & Services - 1.7%
Akamai Technologies Inc.	4,002	162,361	*
eBay Inc.	26,242	514,606	*
Google Inc., Class A Shares	5,563	2,475,257	*
Monster Worldwide Inc.	2,791	32,515	*
VeriSign Inc.	4,202	111,563	*
Yahoo! Inc.	27,097	374,751	*

Total Internet Software & Services		3,671,053

IT Services - 3.0%
Automatic Data Processing Inc.	11,571	465,848
Cognizant Technology Solutions Corp., Class A Shares	6,966	348,718	*
Computer Sciences Corp.	3,535	159,959
Fidelity National Information Services Inc.	7,587	203,483
Fiserv Inc.	3,512	160,358	*
International Business Machines Corp.	29,502	3,642,907
MasterCard Inc., Class A Shares	2,244	447,745
Paychex Inc.	7,380	191,659
SAIC Inc.	6,750	112,995	*
Total System Services Inc.	4,558	61,989

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY	SHARES	VALUE
IT Services - continued
Visa Inc., Class A Shares	10,386	$734,810
Western Union Co.	15,480	230,807

Total IT Services		6,761,278

Office Electronics - 0.1%
Xerox Corp.	31,874	256,267

Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices Inc.	13,194	96,580	*
Altera Corp.	6,959	172,653
Analog Devices Inc.	6,879	191,649
Applied Materials Inc.	31,033	373,017
Broadcom Corp., Class A Shares	9,940	327,722
First Solar Inc.	1,094	124,530	*
Intel Corp.	128,330	2,496,018
KLA-Tencor Corp.	3,935	109,708
Linear Technology Corp.	5,174	143,889
LSI Corp.	15,086	69,395	*
MEMC Electronic Materials Inc.	5,301	52,374	*
Microchip Technology Inc.	4,289	118,977
Micron Technology Inc.	19,890	168,866	*
National Semiconductor Corp.	5,513	74,205
Novellus Systems Inc.	2,214	56,147	*
NVIDIA Corp.	13,245	135,231	*
Teradyne Inc.	4,176	40,716	*
Texas Instruments Inc.	28,164	655,658
Xilinx Inc.	6,365	160,780

Total Semiconductors & Semiconductor Equipment		5,568,115

Software - 3.7%
Adobe Systems Inc.	12,261	324,058	*
Autodesk Inc.	5,363	130,643	*
BMC Software Inc.	4,201	145,481	*
CA Inc.	9,034	166,226
Citrix Systems Inc.	4,311	182,054	*
Compuware Corp.	5,162	41,193	*
Electronic Arts Inc.	7,527	108,389	*
Intuit Inc.	7,222	251,109	*
McAfee Inc.	3,591	110,315	*
Microsoft Corp.	175,821	4,045,641
Novell Inc.	8,019	45,548	*
Oracle Corp.	90,302	1,937,881
Red Hat Inc.	4,344	125,715	*
Salesforce.com Inc.	2,571	220,643	*
Symantec Corp.	18,596	258,112	*

Total Software		8,093,008

TOTAL INFORMATION TECHNOLOGY		40,290,309

MATERIALS - 3.3%
Chemicals - 1.8%
Air Products & Chemicals Inc.	4,952	320,939
Airgas Inc.	1,910	118,802
CF Industries Holdings Inc.	1,616	102,535
Dow Chemical Co.	26,816	636,075
E.I. du Pont de Nemours & Co.	21,146	731,440
Eastman Chemical Co.	1,705	90,979
Ecolab Inc.	5,360	240,718
FMC Corp.	1,664	95,564
International Flavors & Fragrances Inc.	1,835	77,841
Monsanto Co.	12,574	581,170
PPG Industries Inc.	3,865	233,485
Praxair Inc.	7,072	537,401
Sigma-Aldrich Corp.	2,793	139,175

Total Chemicals		3,906,124

Construction Materials - 0.1%
Vulcan Materials Co.	2,950	129,299

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY	SHARES	VALUE
Containers & Packaging - 0.2%
Ball Corp.	2,122	$112,105
Bemis Co. Inc.	2,514	67,878
Owens-Illinois Inc.	3,783	100,060	*
Pactiv Corp.	3,056	85,110	*
Sealed Air Corp.	3,679	72,550

Total Containers & Packaging		437,703

Metals & Mining - 1.0%
AK Steel Holding Corp.	2,520	30,038
Alcoa Inc.	23,374	235,143
Allegheny Technologies Inc.	2,273	100,444
Cliffs Natural Resources Inc.	3,106	146,479
Freeport-McMoRan Copper & Gold Inc., Class B Shares	10,872	642,861
Newmont Mining Corp.	11,321	698,959
Nucor Corp.	7,246	277,377
Titanium Metals Corp.	1,968	34,617	*
United States Steel Corp.	3,277	126,328

Total Metals & Mining		2,292,246

Paper & Forest Products - 0.2%
International Paper Co.	10,127	229,174
MeadWestvaco Corp.	3,970	88,134
Weyerhaeuser Co.	4,886	171,987

Total Paper & Forest Products		489,295

TOTAL MATERIALS		7,254,667

TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.6%
AT&T Inc.	136,158	3,293,662
CenturyTel Inc.	6,910	230,172
Frontier Communications Corp.	7,225	51,370
Qwest Communications International Inc.	34,495	181,099
Verizon Communications Inc.	65,289	1,829,398
Windstream Corp.	11,013	116,297

Total Diversified Telecommunication Services		5,701,998

Wireless Telecommunication Services - 0.3%
American Tower Corp., Class A Shares	9,292	413,494	*
MetroPCS Communications Inc.	6,055	49,590	*
Sprint Nextel Corp.	69,870	296,249	*

Total Wireless Telecommunication Services		759,333

TOTAL TELECOMMUNICATION SERVICES		6,461,331

UTILITIES - 3.6%
Electric Utilities - 1.9%
Allegheny Energy Inc.	3,875	80,135
American Electric Power Co. Inc.	11,002	355,364
Duke Energy Corp.	30,043	480,688
Edison International	7,451	236,346
Entergy Corp.	4,349	311,475
Exelon Corp.	15,201	577,182
FirstEnergy Corp.	6,978	245,835
NextEra Energy Inc.	9,550	465,658
Northeast Utilities	4,039	102,914
Pepco Holdings Inc.	5,106	80,062
Pinnacle West Capital Corp.	2,506	91,118
PPL Corp.	8,687	216,741
Progress Energy Inc.	6,600	258,852
Southern Co.	18,972	631,388

Total Electric Utilities		4,133,758

Gas Utilities - 0.2%
EQT Corp.	3,289	118,864
Nicor Inc.	1,040	42,120
ONEOK Inc.	2,439	105,487
Questar Corp.	4,036	183,598

Total Gas Utilities		450,069

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2010

SECURITY			SHARES	VALUE
Independent Power Producers & Energy Traders - 0.2%
AES Corp.			15,233	$140,753	*
Constellation Energy Group Inc.			4,654	150,092
NRG Energy Inc.			5,925	125,669	*

Total Independent Power Producers & Energy Traders				416,514

Multi-Utilities - 1.3%
Ameren Corp.			5,461	129,808
CenterPoint Energy Inc.			9,578	126,047
CMS Energy Corp.			5,271	77,220
Consolidated Edison Inc.			6,477	279,159
Dominion Resources Inc.			13,706	530,970
DTE Energy Co.			3,867	176,374
Integrys Energy Group Inc.			1,753	76,676
NiSource Inc.			6,374	92,423
PG&E Corp.			8,553	351,528
Public Service Enterprise Group Inc.			11,572	362,551
SCANA Corp.			2,609	93,298
Sempra Energy			5,677	265,627
TECO Energy Inc.			4,873	73,436
Wisconsin Energy Corp.			2,680	135,983
Xcel Energy Inc.			10,587	218,198

Total Multi-Utilities				2,989,298

TOTAL UTILITIES				7,989,639

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $193,351,449)				214,761,810

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENT - 0.8%
Repurchase Agreement - 0.8%
Interest in $400,005,000 joint tri-party repurchase agreement dated 6/30/10 with RBS Securities Inc.; Proceeds at maturity - $1,830,002; (Fully collateralized by various U.S. government agency obligations, 0.000% due 9/22/10 to 5/27/11; Market value - $1,866,616) (Cost - $1,830,000)	0.030%	7/1/10	$1,830,000	1,830,000

TOTAL INVESTMENTS - 97.6% (Cost - $195,181,449#)				216,591,810
Other Assets in Excess of Liabilities - 2.4%				5,337,132

TOTAL NET ASSETS - 100.0%				$221,928,942

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

REIT - Real Estate Investment Trust

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Batterymarch S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$214,761,810	—	—	$214,761,810

Short-term investment†	—	$1,830,000	—	1,830,000

Total investments	$214,761,810	$1,830,000	—	$216,591,810

Futures contracts	(209,748)	—	—	(209,748)

Total	$214,552,062	$1,830,000	—	$216,382,062

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$55,956,209
Gross unrealized depreciation	(34,545,848)

Net unrealized appreciation	$21,410,361

At June 30, 2010, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:

S&P 500 Index	35	9/10	$9,192,498	$8,982,750	$(209,748)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at June 30, 2010.

Notes to Schedule of Investments (unaudited) (continued)

Primary Underlying Risk Disclosure	Futures Contracts Unrealized Depreciation
Equity contracts	$(209,748)

During the period ended June 30, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$52,196

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	August 26, 2010